3. Accounts Receivable	9 Months Ended
Jun. 30, 2013
Notes
3. Accounts Receivable	3. Accounts Receivable Accounts receivable consist of the following:
June 30, 2013
Due from customers	$1,286,337
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,283,459